Summary of Significant Accounting Policies - Schedule of Sets Forth Revenue by Platforms (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Sets Forth Revenue [Line Items]
TOTAL	¥ 656,367	$ 91,625	¥ 691,139
Showself [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	165,985	23,171	139,571
Lehai [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	136,694	19,081	188,100
Haixiu [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	117,037	16,338	143,525
Beelive [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	118,955	16,605	111,507
Hongle [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	100,671	14,053	101,121
Technical services and others [Member]
Schedule of Sets Forth Revenue [Line Items]
TOTAL	¥ 17,025	$ 2,377	¥ 7,315